CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (UNAUDITED) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities:
Loss before income taxes	¥ (5,812)	¥ (348)
Depreciation and amortization	567	349
Share-based payments	630	619
Impairment loss on non-financial assets	2,962	0
Changes in fair value of other financial assets	(149)	13
Change in fair value of warrant liability	22	109
Interest (income) expenses, net	(49)	63
Foreign exchange loss	124	59
Share of loss of equity-accounted investees, net of tax	55	0
(Increase) decrease in cash segregated as deposits	5,650	(5,650)
Increase in crypto assets held	(9,143)	(18,565)
(Increase) decrease in customer accounts receivable	138	(164)
Increase in other financial assets (current assets)	(182)	(52)
Decrease in other current assets	568	342
Increase in crypto asset held (non-current assets)	(14)	0
Increase in other financial assets (non-current assets)	(78)	0
Increase (decrease) in deposits received	(5,635)	6,014
Increase in crypto asset borrowings	9,317	18,301
Decrease in other financial liabilities	(586)	(484)
Refund (payment) of excise tax on share redemptions	305	(303)
Increase (decrease) in other current liabilities	(298)	42
Other, net	1	(28)
Cash provided by (used in) operating activities	(1,607)	317
Interest income received	110	3
Interest expenses paid	(52)	(59)
Income taxes paid	(651)	(744)
Net cash used in operating activities	(2,200)	(483)
Cash flows from investing activities
Purchase of property and equipment	(78)	(45)
Expenditure on internally generated intangible assets	(484)	(386)
Payments for guarantee deposits	(9)	0
Purchase of other financial assets (non-current assets)	(16)	(100)
Acquisition of equity-accounted investees	(160)	0
Net cash used in investing activities	(747)	(531)
Cash flows from financing activities
Issuance of ordinary shares, net of issuance costs	9,949	0
Proceeds from short-term loans payable	3,000	1,000
Repayments of short-term loans payable	(3,040)	(1,000)
Proceeds from loans from related party	0	9,388
Repayments of loans from related party	(2,008)	(7,798)
Repayments of lease obligations	(202)	(188)
Net cash provided by financing activities	7,699	1,402
Effect of exchange rate change on cash and cash equivalents	(215)	(2)
Net increase in cash and cash equivalents	4,537	386
Cash and cash equivalents at the beginning of period	9,458	8,584
Cash and cash equivalents at the end of period	¥ 13,995	¥ 8,970